Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business combinations
Schedule of unaudited pro forma consolidated financial information reflecting the combined results of operations

	For the Year
	Ended
	December 31,
	2017	2018
	RMB	RMB
Net revenues	1,477,555	2,029,055
Net loss	(212,988)	(163,490)

Databook
Business combinations
Schedule of purchase price allocation

Amount
RMB
Fair value of issued the Company’s Class A ordinary shares	88,181
Fair value of issued the options to purchase the Company’s Class A ordinary shares	6,052
Cash consideration	110,240
Total consideration	204,473
Noncontrolling interests	110,100
Total	314,573

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalents	474
Other working capital	(15,850)
Short-term investment	75,706
Other assets	2,567
Identifiable intangible assets acquired
Technology	71,000	8.5
Customer relationship	22,900	5.5
Non-compete agreement	28,900	5.5
Goodwill	147,296
Deferred tax liabilities	(18,420)
Total	314,573

KTN
Business combinations
Schedule of purchase price allocation

Amount
RMB
Cash consideration	6,250
Total consideration	6,250

Amount
RMB
Cash and cash equivalents	196
Other working capital	6,054
Total	6,250